Related Party Transactions	12 Months Ended
Jun. 30, 2021
Related Party Transactions [Abstract]
RELATED PARTY TRANSACTIONS
10.	RELATED PARTY TRANSACTIONS

As of June 30, 2021, the Company temporarily borrowed $225,000 from the Company’s Chief Financial Officer for working capital use, which is short-term in nature, non-interest bearing and payable upon demand.

The Company had no other related party transactions for the years ended June 30, 2019, 2020, and 2021 except for loan guarantees for the Company provided by Mr. Zhuoqin Huang and his spouse (see Note 9).